29. Other income (expenses), net	12 Months Ended
Dec. 31, 2017
Other Income Expenses Net
Other income (expenses), net
	2017	2016	2015
Income
Subsidy income, net	28,722	28,134	21,513
Fines on telecommunications services	41,699	39,639	37,630
Income from disposals of assets (*)	2,865	57,563	1,459,067
Other income	171,273	181,234	50,528
	244,559	306,570	1,568,738
Expenses
FUST/FUNTTEL (**)	(140,878)	(163.955)	(168,351)
Taxes, fees and contributions	(4,466)	(2.980)	(3,970)
Provision for legal and administrative proceedings, net of reversals	(366,476)	(352,154)	(348,339)
Expenses from disposals of assets (*)	(6,618)	(14,473)	(245,756)
Other expenses	(24,831)	(21,987)	(23,124)
	(543,269)	(555,549)	(789,540)

Amortization of authorizations	(261,927)	(273,081)	(344,915)
	(805,196)	(828,630)	(1,134,455)

Other income (expenses), net	(560,637)	(522,060)	434,283

(*) During the year 2017, 54 towers were transferred under the 6th tranche to ATC, in accordance with the agreements entered into between the parties (Note 15). Leaseback arrangements were analyzed and classified as a financial lease, considering the requirements provided for in IAS17, approved by a Resolution of the CVM.

The risks and benefits of the assets were transferred to the purchaser as at the date of each transfer, and a net expense involving the disposal of these assets in the amount of R$1,802 in the period was recognized as other operating revenue (expenses).

(**) Expenses incurred with contributions on several telecommunications revenue due to ANATEL, according to the legislation in force.